Other Financial Obligations	12 Months Ended
Dec. 31, 2019
Other Financial Obligations [Abstract]
Other Financial Obligations
23.	Other Financial Obligations:

As of December 31, 2018 and 2019, other financial institutions are detailed as follows:

	2018 MCh$	2019 MCh$
Other Chilean obligations	95,912	138,575
Public sector obligations	22,102	17,654
Total	118,014	156,229